Shareholder Report, Line Graph (Details) 193596_Wayfinder Dynamic U.S. Interest Rate ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 03, 2025	Aug. 31, 2026
Wayfinder Dynamic U.S. Interest Rate ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Wayfinder Dynamic U.S. Interest Rate ETF NAV
Accumulated Value	$ 10,000	$ 10,339
S&P US Treasury Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P US Treasury Bond Index
Accumulated Value	10,000	$ 10,023
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Accumulated Value	$ 10,000	$ 10,310